GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill	$ 264,959	$ 258,459
Goodwill, Impairment Loss	(6,500)
Goodwill	258,459	258,459
Golf and Country Clubs
Goodwill [Roll Forward]
Goodwill	113,108	113,108
Goodwill, Impairment Loss	0
Goodwill	113,108	113,108
Business, Sports and Alumni Clubs
Goodwill [Roll Forward]
Goodwill	151,851	145,351
Goodwill, Impairment Loss	(6,500)
Goodwill	$ 145,351	$ 145,351